15. COMMITMENTS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 15. COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2014	$296,734
2015	210,508
2016	211,165
2017	87,985
$806,392

The Company incurred lease expense of $393,707 (December 31, 2012 – $398,266; December 31, 2011 - $382,878) for the year ended December 31, 2013.